Other provisions (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Other Provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee related provisions £m	Other provisions £m	Total £m

At 1 January 2022	196	652	322	301	1,471

Exchange adjustments	28	21	16	20	85

Charge for the year	145	144	125	141	555

Reversed unused	(12)	(131)	(40)	(78)	(261)

Unwinding of discount	3	1	–	–	4

Utilised	(126)	(277)	(91)	(45)	(539)

Transfer to assets held for sale/distribution	(16)	(60)	(22)	(21)	(119)

Additions through business combinations	–	15	–	8	23

Reclassifications and other movements	–	(8)	(1)	(20)	(29)

Transfer to Pension obligations	–	(6)	–	–	(6)

At 31 December 2022	218	351	309	306	1,184

To be settled within one year	190	259	75	128	652

To be settled after one year	28	92	234	178	532

At 31 December 2022	218	351	309	306	1,184